Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Customer	Dec. 31, 2018 CAD ($)	Jun. 27, 2019
Disclosure Of Financial Instruments [Line Items]
Carrying value of convertible notes, interest rate	18.00%
Additional interest expense, effect of 1% increase in prime interest rate	$ 600,000	$ 47,000
customers of the Company accounted for more than 10% | Customer	4
Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Effect of a US$0.50 change in the expected future share price on the earn out share portion of the contingent consideration	$ 1,500,000
Effect of a US$0.50 change in the expected future share price on additional share portion of the contingent consideration	$ 1,900,000
Fixed Interest Rate
Disclosure Of Financial Instruments [Line Items]
Convertible notes interest rate	12.00%
Term Debt Facility
Disclosure Of Financial Instruments [Line Items]
Interest rate	9.75%		9.75%